Fair values	6 Months Ended
Jun. 30, 2023
Disclosure of fair value measurement of assets [abstract]
Fair values

11       Fair values

Carrying amounts and fair values

The following table shows the carrying amounts and fair values of assets and liabilities measured or disclosed at fair value, including their levels in the fair value hierarchy (as defined in note 2.25 of the 2022 Annual Report). It does not include fair value information for financial assets and financial liabilities not measured at fair value if the carrying amount is a reasonable approximation of fair value, such as cash and cash equivalents, restricted cash, trade receivables and trade payables.

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
June 30, 2023
	Financial assets
Financial assets measured at fair value
Non-current portion of fair value of derivative financial instruments	1,014	–	1,014	–	1,014
Current portion of fair value of derivative financial instruments	1,028	–	1,028	–	1,028
	2,042

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	37,451	–	38,535	–	38,535
	37,451

	Carrying amount	Fair value
		Level 1	Level 2	Level 3	Total
December 31, 2022
	Financial assets
Financial assets measured at fair value
Non-current portion of fair value of derivative financial instruments	1,315	–	1,315	–	1,315
Current portion of fair value of derivative financial instruments	1,092	–	1,092	–	1,092
	2,407

	Financial liabilities
Financial liabilities not measured at fair value
Long-term borrowings	44,375	–	45,549	–	45,549
	44,375

Measurement of fair values

Valuation techniques and significant unobservable inputs

The following tables show the valuation techniques used in measuring Level 1, Level 2 and Level 3 fair values, as well as the significant unobservable inputs used.

11       Fair values (continued)

Financial instruments measured at fair value

Type	Valuation Techniques	Significant unobservable inputs

Derivative financial instruments:
Interest Rate Swap	Discounted cash flow	Discount rate

Financial instruments not measured at fair value
Asset and liabilities not measured at fair value
Type	Valuation Techniques	Significant unobservable inputs

Long-term borrowings	Discounted cash flow	Discount rate

Transfers between Level 1, 2 and 3

There have been no transfers between Level 1, Level 2 and Level 3 during the period.